Loans at amortized cost, etc. - Changes in loans at amortized cost, etc. (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021
Loans at amortized cost net category
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		₩ 392,304,224		₩ 359,282,485
Transfer (from) to 12 month expected credit losses		0		0
Transfer (from) to lifetime expected credit losses		0		0
Transfer (from) to credit- impaired financial assets		0		0
Net increase and decrease	[1]	24,982,053		34,446,992
Charge off		(1,106,922)	[2]	(1,147,612)	[3]
Disposal		(237,079)		(277,641)
Business combination (Note 47)		98
Ending balance		415,942,374		392,304,224
Loans at amortized cost net category | Retail | 12-month expected credit loss
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		150,861,783		138,516,630
Transfer (from) to 12 month expected credit losses		3,402,319		3,200,712
Transfer (from) to lifetime expected credit losses		(4,240,767)		(3,482,541)
Transfer (from) to credit- impaired financial assets		(255,175)		(194,192)
Net increase and decrease	[1]	2,019,166		12,821,174
Charge off		0	[2]	0	[3]
Disposal		0		0
Business combination (Note 47)		0
Ending balance		151,787,326		150,861,783
Loans at amortized cost net category | Retail | Life time expected credit loss
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		8,149,050		8,215,137
Transfer (from) to 12 month expected credit losses		(3,390,943)		(3,192,315)
Transfer (from) to lifetime expected credit losses		4,275,492		3,516,278
Transfer (from) to credit- impaired financial assets		(154,510)		(134,008)
Net increase and decrease	[1]	(385,941)		(255,318)
Charge off		0	[2]	0	[3]
Disposal		(1,151)		(724)
Business combination (Note 47)		0
Ending balance		8,491,997		8,149,050
Loans at amortized cost net category | Retail | Financial instruments credit-impaired
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		457,616		466,427
Transfer (from) to 12 month expected credit losses		(11,376)		(8,397)
Transfer (from) to lifetime expected credit losses		(34,725)		(33,737)
Transfer (from) to credit- impaired financial assets		409,685		328,200
Net increase and decrease	[1]	127,162		38,153
Charge off		(263,962)	[2]	(279,789)	[3]
Disposal		(78,428)		(53,241)
Business combination (Note 47)		0
Ending balance		605,972		457,616
Loans at amortized cost net category | Corporations | 12-month expected credit loss
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		169,874,897		152,338,024
Transfer (from) to 12 month expected credit losses		7,620,541		6,566,663
Transfer (from) to lifetime expected credit losses		(11,480,879)		(9,636,590)
Transfer (from) to credit- impaired financial assets		(222,960)		(230,972)
Net increase and decrease	[1]	16,796,397		20,922,205
Charge off		0	[2]	0	[3]
Disposal		(17,000)		(84,433)
Business combination (Note 47)		0
Ending balance		182,570,996		169,874,897
Loans at amortized cost net category | Corporations | Life time expected credit loss
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		28,830,466		26,210,417
Transfer (from) to 12 month expected credit losses		(7,612,945)		(6,494,160)
Transfer (from) to lifetime expected credit losses		11,491,902		9,659,114
Transfer (from) to credit- impaired financial assets		(489,488)		(322,361)
Net increase and decrease	[1]	(164,011)		(222,364)
Charge off		0	[2]	0	[3]
Disposal		(1,333)		(180)
Business combination (Note 47)		0
Ending balance		32,054,591		28,830,466
Loans at amortized cost net category | Corporations | Financial instruments credit-impaired
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		930,757		1,057,932
Transfer (from) to 12 month expected credit losses		(7,596)		(72,503)
Transfer (from) to lifetime expected credit losses		(11,023)		(22,524)
Transfer (from) to credit- impaired financial assets		712,448		553,333
Net increase and decrease	[1]	(267,984)		(146,801)
Charge off		(249,453)	[2]	(299,661)	[3]
Disposal		(136,419)		(139,019)
Business combination (Note 47)		0
Ending balance		970,730		930,757
Loans at amortized cost net category | Credit card | 12-month expected credit loss
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		21,346,418		18,969,258
Transfer (from) to 12 month expected credit losses		431,252		390,658
Transfer (from) to lifetime expected credit losses		(764,938)		(674,961)
Transfer (from) to credit- impaired financial assets		(115,976)		(110,704)
Net increase and decrease	[1]	2,689,877		2,772,167
Charge off		0	[2]	0	[3]
Disposal		0		0
Business combination (Note 47)		0
Ending balance		23,586,633		21,346,418
Loans at amortized cost net category | Credit card | Life time expected credit loss
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		4,166,803		3,951,689
Transfer (from) to 12 month expected credit losses		(430,915)		(390,593)
Transfer (from) to lifetime expected credit losses		765,279		675,063
Transfer (from) to credit- impaired financial assets		(160,843)		(158,036)
Net increase and decrease	[1]	(6,713)		88,680
Charge off		0	[2]	0	[3]
Disposal		0		0
Business combination (Note 47)		0
Ending balance		4,333,611		4,166,803
Loans at amortized cost net category | Credit card | Financial instruments credit-impaired
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		457,582		468,377
Transfer (from) to 12 month expected credit losses		(337)		(65)
Transfer (from) to lifetime expected credit losses		(341)		(102)
Transfer (from) to credit- impaired financial assets		276,819		268,740
Net increase and decrease	[1]	352,143		287,576
Charge off		(592,386)	[2]	(566,944)	[3]
Disposal		0		0
Business combination (Note 47)		0
Ending balance		493,480		457,582
Loans at amortized cost net category | Others | 12-month expected credit loss
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		6,542,444		8,405,173
Transfer (from) to 12 month expected credit losses		55,766		43,343
Transfer (from) to lifetime expected credit losses		(52,028)		(94,270)
Transfer (from) to credit- impaired financial assets		(18)		(896)
Net increase and decrease	[1]	3,821,009		(1,810,906)
Charge off		0	[2]	0	[3]
Disposal		0		0
Business combination (Note 47)		98
Ending balance		10,367,271		6,542,444
Loans at amortized cost net category | Others | Life time expected credit loss
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		668,657		665,196
Transfer (from) to 12 month expected credit losses		(55,766)		(43,343)
Transfer (from) to lifetime expected credit losses		52,030		94,272
Transfer (from) to credit- impaired financial assets		(12)		(2)
Net increase and decrease	[1]	767		(47,466)
Charge off		0	[2]	0	[3]
Disposal		0		0
Business combination (Note 47)		0
Ending balance		665,676		668,657
Loans at amortized cost net category | Others | Financial instruments credit-impaired
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		17,751		18,225
Transfer (from) to 12 month expected credit losses		0		0
Transfer (from) to lifetime expected credit losses		(2)		(2)
Transfer (from) to credit- impaired financial assets		30		898
Net increase and decrease	[1]	181		(108)
Charge off		(1,121)	[2]	(1,218)	[3]
Disposal		(2,748)		(44)
Business combination (Note 47)		0
Ending balance		14,091		17,751
Due from banks at amortized cost and other financial assets
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		47,732,903		52,039,355
Transfer (from) to 12 month expected credit losses		0		0
Transfer (from) to lifetime expected credit losses		0		0
Transfer (from) to credit- impaired financial assets		0		0
Net increase and decrease	[1]	1,709,726		(4,277,667)
Charge off		(25,636)		(27,929)
Disposal		(1,123)		(856)
Business combination (Note 47)		89,648
Ending balance		49,505,518		47,732,903
Due from banks at amortized cost and other financial assets | 12-month expected credit loss
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		47,549,159		51,881,798
Transfer (from) to 12 month expected credit losses		16,401		13,111
Transfer (from) to lifetime expected credit losses		(23,870)		(29,026)
Transfer (from) to credit- impaired financial assets		(10,008)		(1,049)
Net increase and decrease	[1]	1,630,953		(4,315,675)
Charge off		0		0
Disposal		0		0
Business combination (Note 47)		89,648
Ending balance		49,252,283		47,549,159
Due from banks at amortized cost and other financial assets | Life time expected credit loss
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		104,650		99,899
Transfer (from) to 12 month expected credit losses		(16,309)		(13,079)
Transfer (from) to lifetime expected credit losses		23,985		29,048
Transfer (from) to credit- impaired financial assets		(3,654)		(11,797)
Net increase and decrease	[1]	57,051		580
Charge off		0		0
Disposal		0		(1)
Business combination (Note 47)		0
Ending balance		165,723		104,650
Due from banks at amortized cost and other financial assets | Financial instruments credit-impaired
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		79,094		57,658
Transfer (from) to 12 month expected credit losses		(92)		(32)
Transfer (from) to lifetime expected credit losses		(115)		(22)
Transfer (from) to credit- impaired financial assets		13,662		12,846
Net increase and decrease	[1]	21,722		37,428
Charge off		(25,636)		(27,929)
Disposal		(1,123)		(855)
Business combination (Note 47)		0
Ending balance		₩ 87,512		₩ 79,094

[1]	The amount is due to execution, collection, debt restructuring, investment conversion, exchange rate fluctuation, etc.
[2]	The amount of uncollected loans currently in recovery (principal and interest) is W 9,739,237 million, which is written off as of December 31, 2022.
[3]	The amount of uncollected loans currently in recovery (principal and interest) is W 10,613,730 million, which is written off as of December 31, 2021.